Stock Split and Authorization of Additional Shares - Additional Information (Detail) (USD $)	0 Months Ended
	Jul. 14, 2014	Sep. 24, 2014	Jul. 24, 2014	Jul. 14, 2014	Dec. 25, 2013	Dec. 26, 2012
Shareholders Equity [Line Items]
Common stock, shares authorized		200,000,000	200,000,000	200,000,000	200,000,000	200,000,000
Common stock, par value		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Stock split note	8.56381-for-1
Stock split ratio	8.56381
Parent Company [Member]
Shareholders Equity [Line Items]
Common stock, shares authorized				200,000,000	200,000,000	200,000,000
Common stock, par value				$ 0.01	$ 0.01	$ 0.01
Stock split note	8.56381-for-1
Stock split ratio	8.56381